Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000132088
Shareholder Report [Line Items]
Fund Name	Kopernik Global All-Cap Fund
Class Name	Class A Shares
Trading Symbol	KGGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the Kopernik Global All-Cap Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund. You can also request this information by contacting us at 1-855-887-4544.
Additional Information Phone Number	1-855-887-4544
Additional Information Website	https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik Global All-Cap Fund, Class A Shares	$151	1.25%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Kopernik Global All-Cap Fund
Class A Shares, With Load	33.60%	15.47%	13.22%
Class A Shares, Without Load	41.79%	16.85%	13.89%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,066,583,135
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 21,030,952
InvestmentCompanyPortfolioTurnover	56.00%
Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Purchased Options	0.1%
Other Countries	13.9%
Russia	2.8%
Australia	2.9%
Germany	3.1%
France	3.4%
China	3.5%
Japan	3.7%
Brazil	4.4%
United Kingdom	4.9%
South Africa	7.0%
United States	8.7%
Canada	12.7%
South Korea	13.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Valterra Platinum, Ltd.	3.8%
LG Uplus Corp. Footnote Reference**	3.5%
Impala Platinum Holdings, Ltd.	2.7%
K+S AGFootnote Reference**	2.4%
Range Resources Corp.	2.1%
Golden Agri-Resources, Ltd. Footnote Reference**	2.0%
CK Hutchison Holdings, Ltd.	1.8%
Seabridge Gold, Inc. (USD) Footnote Reference**	1.8%
LG Corp.	1.7%
NAC Kazatomprom JSC GDR	1.7%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

Effective as of the close of business on July 31, 2025, the Fund was closed to certain new investments. Existing shareholders may continue to reinvest Fund dividends and distributions, however, new investments in the Fund may only be made by investors in certain categories, as described further in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

Updated Prospectus Phone Number	1-855-887-4544
Updated Prospectus Web Address	https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund
C000132089
Shareholder Report [Line Items]
Fund Name	Kopernik Global All-Cap Fund
Class Name	Class I Shares
Trading Symbol	KGGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Kopernik Global All-Cap Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund. You can also request this information by contacting us at 1-855-887-4544.
Additional Information Phone Number	1-855-887-4544
Additional Information Website	https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik Global All-Cap Fund, Class I Shares	$121	1.00%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Kopernik Global All-Cap Fund, Class I Shares	42.14%	17.13%	14.16%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,066,583,135
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 21,030,952
InvestmentCompanyPortfolioTurnover	56.00%
Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Purchased Options	0.1%
Other Countries	13.9%
Russia	2.8%
Australia	2.9%
Germany	3.1%
France	3.4%
China	3.5%
Japan	3.7%
Brazil	4.4%
United Kingdom	4.9%
South Africa	7.0%
United States	8.7%
Canada	12.7%
South Korea	13.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Valterra Platinum, Ltd.	3.8%
LG Uplus Corp. Footnote Reference**	3.5%
Impala Platinum Holdings, Ltd.	2.7%
K+S AGFootnote Reference**	2.4%
Range Resources Corp.	2.1%
Golden Agri-Resources, Ltd. Footnote Reference**	2.0%
CK Hutchison Holdings, Ltd.	1.8%
Seabridge Gold, Inc. (USD) Footnote Reference**	1.8%
LG Corp.	1.7%
NAC Kazatomprom JSC GDR	1.7%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

Effective as of the close of business on July 31, 2025, the Fund was closed to certain new investments. Existing shareholders may continue to reinvest Fund dividends and distributions, however, new investments in the Fund may only be made by investors in certain categories, as described further in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

Updated Prospectus Phone Number	1-855-887-4544
Updated Prospectus Web Address	https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund
C000157593
Shareholder Report [Line Items]
Fund Name	Kopernik International Fund
Class Name	Class I Shares
Trading Symbol	KGIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Kopernik International Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund. You can also request this information by contacting us at 1-855-887-4544.
Additional Information Phone Number	1-855-887-4544
Additional Information Website	https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik International Fund, Class I Shares	$117	1.01%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Kopernik International Fund, Class I Shares	31.63%	12.52%	10.63%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 685,007,364
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 5,013,666
InvestmentCompanyPortfolioTurnover	53.00%
Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Purchased Options	0.1%
Other Countries	8.4%
Hong Kong	2.6%
Kazakhstan	2.9%
Japan	3.1%
Germany	3.2%
China	3.5%
Brazil	4.5%
Russia	5.2%
United States	5.6%
United Kingdom	7.1%
South Africa	7.9%
Canada	10.8%
South Korea	11.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Valterra Platinum, Ltd.	4.4%
LG Uplus Corp. Footnote Reference**	3.5%
Seabridge Gold, Inc. (USD)	3.1%
Glencore PLC	3.1%
Impala Platinum Holdings, Ltd.	3.0%
K+S AGFootnote Reference**	3.0%
Golden Agri-Resources, Ltd. Footnote Reference**	2.3%
NAC Kazatomprom JSC GDR	2.3%
Barrick Gold	2.3%
Yellow Cake PLCFootnote Reference**	1.9%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-887-4544
Updated Prospectus Web Address	https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund
C000157592
Shareholder Report [Line Items]
Fund Name	Kopernik International Fund
Class Name	Investor Shares
Trading Symbol	KGIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Shares of the Kopernik International Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund. You can also request this information by contacting us at 1-855-887-4544.
Additional Information Phone Number	1-855-887-4544
Additional Information Website	https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik International Fund, Investor Shares	$145	1.25%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Kopernik International Fund, Investor Shares	31.31%	12.23%	11.59%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	24.93%	11.18%	9.75%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 685,007,364
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 5,013,666
InvestmentCompanyPortfolioTurnover	53.00%
Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Purchased Options	0.1%
Other Countries	8.4%
Hong Kong	2.6%
Kazakhstan	2.9%
Japan	3.1%
Germany	3.2%
China	3.5%
Brazil	4.5%
Russia	5.2%
United States	5.6%
United Kingdom	7.1%
South Africa	7.9%
Canada	10.8%
South Korea	11.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Valterra Platinum, Ltd.	4.4%
LG Uplus Corp. Footnote Reference**	3.5%
Seabridge Gold, Inc. (USD)	3.1%
Glencore PLC	3.1%
Impala Platinum Holdings, Ltd.	3.0%
K+S AGFootnote Reference**	3.0%
Golden Agri-Resources, Ltd. Footnote Reference**	2.3%
NAC Kazatomprom JSC GDR	2.3%
Barrick Gold	2.3%
Yellow Cake PLCFootnote Reference**	1.9%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-887-4544
Updated Prospectus Web Address	https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund